Deferred tax assets and liabilities - Deferred tax asset and liability Movement (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	$ (190)	$ (108)
Credit/(charge) to income	161	(29)
Credit to other comprehensive income	(19)	44	$ 6
Credit to equity	4	5	1
Acquisitions	(10)	(11)
Transfers to held for sale	(29)
Transfers between categories	0
Exchange rate adjustment	6	4
Deferred tax liability (asset) at end of period	(303)	(190)	(108)
Goodwill and intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	83	74
Credit/(charge) to income	3	3
Credit to other comprehensive income	0	0
Credit to equity	0	0
Acquisitions	(16)	(12)
Transfers to held for sale	6
Transfers between categories	0
Exchange rate adjustment	0	0
Deferred tax liability (asset) at end of period	90	83	74
Share-based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(28)	(25)
Credit/(charge) to income	4	(2)
Credit to other comprehensive income	0	0
Credit to equity	4	5
Acquisitions	0	0
Transfers to held for sale	(1)
Transfers between categories	0
Exchange rate adjustment	0	0
Deferred tax liability (asset) at end of period	(35)	(28)	(25)
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(22)	(31)
Credit/(charge) to income	(5)	(14)
Credit to other comprehensive income	0	0
Credit to equity	0	0
Acquisitions	0	1
Transfers to held for sale	(17)
Transfers between categories	0
Exchange rate adjustment	5	4
Deferred tax liability (asset) at end of period	(5)	(22)	(31)
Right of use assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	275	0
Credit/(charge) to income	26	27
Credit to other comprehensive income	0	0
Credit to equity	0	0
Acquisitions	0	(4)
Transfers to held for sale	24
Transfers between categories	0
Exchange rate adjustment	0	0
Deferred tax liability (asset) at end of period	225	275	0
Lease liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(342)	0
Credit/(charge) to income	(42)	(34)
Credit to other comprehensive income	0	0
Credit to equity	0	0
Acquisitions	0	4
Transfers to held for sale	(25)
Transfers between categories	0
Exchange rate adjustment	0	0
Deferred tax liability (asset) at end of period	(275)	(342)	0
Retirement benefit obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(84)	(40)
Credit/(charge) to income	(4)	1
Credit to other comprehensive income	(19)	44
Credit to equity	0	0
Acquisitions	0	0
Transfers to held for sale	0
Transfers between categories	0
Exchange rate adjustment	1	(1)
Deferred tax liability (asset) at end of period	(62)	(84)	(40)
Inventory
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	109	114
Credit/(charge) to income	(19)	5
Credit to other comprehensive income	0	0
Credit to equity	0	0
Acquisitions	1	0
Transfers to held for sale	0
Transfers between categories	195
Exchange rate adjustment	0	0
Deferred tax liability (asset) at end of period	(68)	109	114
Tax Method Changes
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	0	0
Credit/(charge) to income	98	0
Credit to other comprehensive income	0	0
Credit to equity	0	0
Acquisitions	0	0
Transfers to held for sale	0
Transfers between categories	(195)
Exchange rate adjustment	0	0
Deferred tax liability (asset) at end of period	97	0	0
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(100)	(88)
Credit/(charge) to income	20	11
Credit to other comprehensive income	0	0
Credit to equity	0	0
Acquisitions	5	0
Transfers to held for sale	(17)
Transfers between categories	0
Exchange rate adjustment	0	1
Deferred tax liability (asset) at end of period	(108)	(100)	(88)
Trade and other payables
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(22)	(40)
Credit/(charge) to income	60	(13)
Credit to other comprehensive income	0	0
Credit to equity	0	0
Acquisitions	0	0
Transfers to held for sale	0
Transfers between categories	0
Exchange rate adjustment	0	0
Deferred tax liability (asset) at end of period	(82)	(22)	(40)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(59)	(72)
Credit/(charge) to income	20	(13)
Credit to other comprehensive income	0	0
Credit to equity	0	0
Acquisitions	0	0
Transfers to held for sale	1
Transfers between categories	0
Exchange rate adjustment	0	0
Deferred tax liability (asset) at end of period	$ (80)	(59)	(72)
Adjustment on adoption of IFRS 16
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period		(69)
Deferred tax liability (asset) at end of period			(69)
Adjustment on adoption of IFRS 16 | Goodwill and intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period		0
Deferred tax liability (asset) at end of period			0
Adjustment on adoption of IFRS 16 | Share-based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period		0
Deferred tax liability (asset) at end of period			0
Adjustment on adoption of IFRS 16 | Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period		0
Deferred tax liability (asset) at end of period			0
Adjustment on adoption of IFRS 16 | Right of use assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period		298
Deferred tax liability (asset) at end of period			298
Adjustment on adoption of IFRS 16 | Lease liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period		(372)
Deferred tax liability (asset) at end of period			(372)
Adjustment on adoption of IFRS 16 | Retirement benefit obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period		0
Deferred tax liability (asset) at end of period			0
Adjustment on adoption of IFRS 16 | Inventory
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period		0
Deferred tax liability (asset) at end of period			0
Adjustment on adoption of IFRS 16 | Tax Method Changes
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period		0
Deferred tax liability (asset) at end of period			0
Adjustment on adoption of IFRS 16 | Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period		0
Deferred tax liability (asset) at end of period			0
Adjustment on adoption of IFRS 16 | Trade and other payables
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period		5
Deferred tax liability (asset) at end of period			5
Adjustment on adoption of IFRS 16 | Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period		0
Deferred tax liability (asset) at end of period			0
After adjustment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period		(177)
Deferred tax liability (asset) at end of period			(177)
After adjustment | Goodwill and intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period		74
Deferred tax liability (asset) at end of period			74
After adjustment | Share-based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period		(25)
Deferred tax liability (asset) at end of period			(25)
After adjustment | Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period		(31)
Deferred tax liability (asset) at end of period			(31)
After adjustment | Right of use assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period		298
Deferred tax liability (asset) at end of period			298
After adjustment | Lease liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period		(372)
Deferred tax liability (asset) at end of period			(372)
After adjustment | Retirement benefit obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period		(40)
Deferred tax liability (asset) at end of period			(40)
After adjustment | Inventory
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period		114
Deferred tax liability (asset) at end of period			114
After adjustment | Tax Method Changes
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period		0
Deferred tax liability (asset) at end of period			0
After adjustment | Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period		(88)
Deferred tax liability (asset) at end of period			(88)
After adjustment | Trade and other payables
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period		(35)
Deferred tax liability (asset) at end of period			(35)
After adjustment | Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period		$ (72)
Deferred tax liability (asset) at end of period			$ (72)